LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 79,628,629	R$ 72,899,882	R$ 63,684,326
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	13,629,978	14,727,803
USD
LOANS, FINANCING AND DEBENTURES
Borrowings	65,972,300	58,145,087
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 26,351	R$ 26,992